Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

12. Income taxes

The following table presents a summary of U.S. and foreign income tax expense components:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Current:
Foreign	(7,682)	(4,459)	(9,879)
Federal	(36)	(50)	14
Deferred:
Foreign	2,063	663	(220)
Withholding:
Foreign	(6,339)	(6,692)	(7,919)

Income tax expense	$(11,994)	$(10,538)	$(18,004)

Below the classification of deferred tax assets/liabilities by current and non-current:

	As of December 31, 2017	As of December 31, 2016
Non-Current deferred tax assets	47,242	49,123

Total deferred tax assets	47,242	49,123

Less valuation allowance	(42,584)	(45,526)
Net deferred tax assets	4,658	3,597
Non-Current deferred tax liabilities	—	(1,002)

Total deferred tax liabilities	—	(1,002)

Total deferred tax	4,658	2,595

The Company had adopted ASU 2015-17, which requires entities to present deferred tax assets and deferred tax liabilities as noncurrent in a classified statement of financial position. The Company adopted the retrospective approach.

As of December 31, 2017, consolidated loss carryforwards for income tax purposes were $88,041. If not utilized, tax loss carryforwards will begin to expire as follows:

Expiration Date	NOLs Amount
Expires 2020	6,990
Thereafter	14,248
Without expiration dates	66,803

TOTAL (1)	88,041

(1)	These tax loss carryforwards detailed above are fully reserved at December 31, 2017.

NOLs Carryforwards expiration:

•	Brazil: $66,802. No expiration but offset limitation of 30% of the taxable income by fiscal year.

•	USA: $6,388. Expiration after 20 years, but offset limitation of 90% of the taxable income by fiscal year.

•	Argentina: $1,200. Five fiscal years expiration.

•	Colombia: $2,917. Three fiscal years expiration.

•	Venezuela: $6,989. Three fiscal years expiration, but offset limitation of 25% of the taxable income by fiscal year.

•	Peru: $261. No expiration, but offset limitation of 50% of the taxable income by fiscal year.

•	Mexico: $3,500. Ten fiscal years expiration.

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between the carrying amounts of assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company has foreign subsidiaries with aggregated undistributed earnings of $ 1,847 as of December 31, 2017. We have not provided deferred income taxes on taxable temporary differences related to investments in certain foreign subsidiaries where the foreign subsidiary has or will invest undistributed earnings indefinitely outside of the United States. In the event we distribute such earnings in the form of dividends or otherwise, we may be subject to income taxes. Further, a sale of these subsidiaries may cause these temporary differences to become taxable. Due to complexities in tax laws, uncertainties related to the timing and source of any potential distribution of such earnings, and other important factors such as the amount of associated foreign tax credits, it is not practicable to estimate the amount of unrecognized deferred taxes on these taxable temporary differences.

The following table summarizes the composition of deferred tax assets and liabilities as of the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Deferred Tax Assets
Tax loss carryforwards	33,067	39,950
Allowance for doubtful accounts	322	515
Royalties	1,379	1,249
Provisions and other assets	12,474	7,409

Total Deferred Tax Assets	47,242	49,123

Less valuation allowance	(42,584)	(45,526)

Total Deferred Tax Assets, net	4,658	3,597

Deferred Tax Liabilities
Property and equipment	—	(54)
Others	—	(948)

Total Deferred Tax Liabilities	—	(1,002)

Total Deferred Tax	4,658	2,595

The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the weighted average income tax rate for 2017, 2016 and 2015 to income / (loss) before taxes:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Net Income / (Loss) before Income Tax	54,360	28,335	(67,272)
Weighted average income tax rate (3)	33%	30%	30%

Income tax expense at weighted average income tax rate	17,740	8,501	(20,182)
Permanent differences:
(Non-Taxable Income) / Non-Deductible Losses (1)	(10,714)	(6,826)	2,151
Foreign non-creditable withholding tax (2)	6,339	6,692	7,919
Non-deductible expenses	2,223	2,928	26,698
Others	(651)	(94)	1,198
Change in Valuation allowance	(2,943)	(663)	220

Income Tax expense	11,994	10,538	18,004

(1)	Includes tax benefits / non- deductible losses on export services to non-free Uruguayan territories from “Free Trade Zone” in Uruguay.
(2)	Includes foreign withholding taxes on royalties and services.
(3)	The Company uses a weighted average rate for the income tax reconciliation. Weighted average income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, derived by the consolidated income before tax.

The following table presents the changes in the Company’s valuation allowance as of December 31, 2017, 2016 and 2015:

	Balance of beginning of period	Increase	(Decrease)	Balance at end of period
2017	45,526	4,716	(7,658)	42,584
2016	46,189	1,897	(2,560)	45,526
2015	45,969	9,039	(8,819)	46,189